Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Considered	true
Awards Close in Time to MNPI Disclosures, Table
PERFORMANCE-BASED LONG-TERM INCENTIVE AWARDS VESTED IN 2024
The annual PRSUs granted in 2021 on March 4, 2021 to each of the Named Executive Officers who were then-employed by us had a three-year performance period that ended on March 4, 2024 (for PRSUs vesting based on RTSR) or ending on December 31, 2024 (for PRSUs vesting based on FCF performance) and vested based on the level of RTSR or FCF performance (as applicable) as of the conclusion of such performance period and continued service through the vesting date. Based on the Company’s RTSR at the end of the applicable performance period, 131% of the target RTSR award was earned for each Named Executive Officer, and based on the Company’s FCF performance at the end of the applicable performance period, 150% of the target FCF award was earned for each Named Executive Officer. The number of 2021 PRSUs earned by each such Named Executive Officer and paid in 2024 is set forth in the table below.

Officer	Target Annual 2021 RTSR PRSUs (#)	RTSR Adjustment Percentage (%)	Earned PRSUs (#)

G. Michael Sievert	37,268	131%	48,821

Peter Osvaldik	12,260	131%	16,060

Michael J. Katz	7,357	131%	9,637

Jonathan A. Freier	7,357	131%	9,637

Callie R. Field	7,357	131%	9,637

Officer	Target Annual 2021 FCF PRSUs (#)	FCF Adjustment Percentage (%)	Earned PRSUs (#)

G. Michael Sievert	20,067	150%	30,100

Peter Osvaldik	6,601	150%	9,901

Michael J. Katz	3,960	150%	5,940

Jonathan A. Freier	3,960	150%	5,940

Callie R. Field	3,960	150%	5,940
Pursuant to the offer of employment letter with Mr. Nelson that became effective on October 11, 2021 (the “Nelson Offer Letter”), which is further described below, in October 2021, we granted Mr. Nelson a one-time
PRSU award with a target value of $7,250,000 (the “Nelson
Sign-On
PRSUs”) in connection with his appointment as our Executive Vice President and General Counsel. The Nelson
Sign-On
PRSUs were generally subject to the same terms and conditions (including vesting conditions and performance conditions) applicable to annual awards of PRSUs vesting based on RTSR granted to the Named Executive Officers on March 4, 2021, except that the performance period applicable to the Nelson
Sign-On
PRSUs was the three-year period ending on October 11, 2024 (which is the third anniversary of the date on which he commenced employment with us) and the number of Nelson
Sign-On
PRSUs eligible to vest ranged from 100% to 200% of the target number of Nelson
Sign-On
PRSUs.

FCF Award [Member]
Awards Close in Time to MNPI Disclosures
Exercise Price | $ / shares	$ 5,940
G. Michael Sievert [Member]
Awards Close in Time to MNPI Disclosures
Name	G. Michael Sievert
G. Michael Sievert [Member] | RTSR Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | $	37,268
Exercise Price | $ / shares	$ 48,821
Underlying Security Market Price Change	1.31
G. Michael Sievert [Member] | FCF Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | $	20,067
Exercise Price | $ / shares	$ 30,100
Underlying Security Market Price Change	1.50
Peter Osvaldik [Member]
Awards Close in Time to MNPI Disclosures
Name	Peter Osvaldik
Peter Osvaldik [Member] | RTSR Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | $	12,260
Exercise Price | $ / shares	$ 16,060
Underlying Security Market Price Change	1.31
Peter Osvaldik [Member] | FCF Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | $	6,601
Exercise Price | $ / shares	$ 9,901
Underlying Security Market Price Change	1.50
Michael J. Katz [Member]
Awards Close in Time to MNPI Disclosures
Name	Michael J. Katz
Michael J. Katz [Member] | RTSR Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | $	7,357
Exercise Price | $ / shares	$ 9,637
Underlying Security Market Price Change	1.31
Michael J. Katz [Member] | FCF Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | $	3,960
Exercise Price | $ / shares	$ 5,940
Underlying Security Market Price Change	1.50
Jonathan A. Freier [Member]
Awards Close in Time to MNPI Disclosures
Name	Jonathan A. Freier
Jonathan A. Freier [Member] | RTSR Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | $	7,357
Exercise Price | $ / shares	$ 9,637
Underlying Security Market Price Change	1.31
Jonathan A. Freier [Member] | FCF Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | $	3,960
Exercise Price | $ / shares	$ 5,940
Underlying Security Market Price Change	1.50
Callie R. Field [Member]
Awards Close in Time to MNPI Disclosures
Name	Callie R. Field
Callie R. Field [Member] | RTSR Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | $	7,357
Exercise Price | $ / shares	$ 9,637
Underlying Security Market Price Change	1.31
Callie R. Field [Member] | FCF Award [Member]
Awards Close in Time to MNPI Disclosures
Underlying Securities | $	3,960
Underlying Security Market Price Change	1.50